Subsequent Events (Details Narrative) - USD ($)				12 Months Ended
	Apr. 19, 2024	Apr. 21, 2023	Apr. 14, 2023	Dec. 31, 2023	May 14, 2024	Apr. 25, 2024	Apr. 24, 2024	Mar. 31, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Number of warrants				20,500,000				20,500,000	20,500,000
Private Placement Warrants [Member]
Subsequent Event [Line Items]
Number of warrants				10,500,000				10,500,000	10,500,000
Common Class A [Member]
Subsequent Event [Line Items]
Stock redeemed during period, shares		17,910,004	17,910,004	17,910,004
Subsequent Event [Member]
Subsequent Event [Line Items]
Borrowings						$ 350,000
Deposited into Trust Account						$ 209,000
Subsequent Event [Member] | Tyfon Culture Holdings Limited [Member]
Subsequent Event [Line Items]
Transaction enterprise value					$ 428,000,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Working capital							$ 2,500,000
Subsequent Event [Member] | Sponsor Retained Shares [Member]
Subsequent Event [Line Items]
Stock redeemed during period, shares	1,250,000
Subsequent Event [Member] | Private Placement Warrants [Member] | Sponsor Retained Shares [Member]
Subsequent Event [Line Items]
Subject to redemption	250,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Price per warrant							$ 1.00
New Sponsor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of shares to sponsor	3,500,000
Cash consideration	$ 250,000
New Sponsor [Member] | Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Issuance of shares to sponsor	3,700,000
Former Sponsor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of shares to sponsor	7,350,000
Former Sponsor [Member] | Subsequent Event [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Issuance of shares to sponsor	10,500,000
Number of warrants	3,150,000
Former Sponsor [Member] | Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Issuance of shares to sponsor	84,000
Number of shares	164,000
Stock redeemed during period, shares	36,000
Former Sponsor [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares	1,300,000